Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Beginning balance	$ 1,057	$ 1,057
Acquisitions	14	0
Ending balance	1,071	1,057
ASC
Goodwill [Roll Forward]
Beginning balance	638	638
Acquisitions	14	0
Ending balance	652	638
IMS
Goodwill [Roll Forward]
Beginning balance	419	419
Acquisitions	0	0
Ending balance	$ 419	$ 419